Introduction, basis of presentation of the Consolidated Financial Statements and other information (Tables)	6 Months Ended
Jun. 30, 2019
Intro, basis of presentation of the consolidated financial statements and other information
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]

Millions of
euros

Operating lease commitments at December 31, 2018	8,699
Amount of operating lease commitments discounted by the Group rate	6,550
(+) Liabilities under financial leases at December 31, 2018	96
(-) Short-term leases recognised as expenses on a straight-line basis	(20)
(-) Low-value leases recognised as expenses on a straight-line basis	(2)
(-) Contracts revalued as service contracts	—
(+)/(-) Adjustments resulting from different treatment of extension and termination options	556
(+)/(-) Adjustments related to changes in the index or rate affecting variable payments	—
Lease liability at January 1, 2019	7,180